Income tax	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income tax
8	Income tax

(a)	The subsidiaries comprising the Group are subject to tax on an entity basis on income arising in or derived from Hong Kong and the PRC. The Company is not subject to income taxes in the British Virgin Islands.

Hong Kong Tax

BIL and BEL operating in Hong Kong are subject to the Hong Kong profits tax rate of 16.5% (2020 and 2019: 16.5%). BATL operating in Hong Kong is subject to the Hong Kong profits tax rate of 8.25% (2020: 8.25%; 2019: 8.25%) on the first HKD 2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HKD 2 million. BIL has no assessable profits while BATL and BEL have tax losses brought forward which are available for set-off against the assessable profits for the year ended March 31, 2021.

PRC Tax

All subsidiaries registered in the PRC are subject to a tax rate of 25% (2020 and 2019: 25%).

(b)	Income is subject to taxation in the various countries in which the Company and its subsidiaries operate. The (loss) / income before income taxes by geographical location is analyzed as follows:

	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(813)	819	2,360
PRC	168	(408)	(1,072)
Others	182	(13)	(131)

Total	(463)	398	1,157

Others mainly include the income / (loss) from BVI.

(c)	Income tax benefit / (expense) comprises the following:

	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Current income tax expense	—	—	(165)
Deferred income tax benefit	—	—	779

Total	—	—	614

The components of the income tax benefit / (expense) by geographical location are as follows:

	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	—	—	(12)
PRC	—	—	626

Total	—	—	165

At the end of the accounting periods, the income tax recoverable is as follows:

	2020	2021
	$ in thousands	$ in thousands

Current income tax recoverable	5	5

(d)	Deferred tax assets comprise the following:

	2020	2021
	$ in thousands	$ in thousands

Tax loss carry forwards	4,235	4,235
Decrease in tax loss	—	(259)
Less: Valuation allowance	(4,235)	(3,197)

	—	(779)

As of March 31, 2020 and 2021, the Company had accumulated tax losses amounting to approximately $23,722,000 and $22,228,000 (the tax effect thereon is approximately $4,235,000 and $3,976,000), respectively, subject to the final agreement by the relevant tax authorities, which may be carried forward and applied to reduce future taxable income which is earned in or derived from Hong Kong and other jurisdictions. Realization of deferred tax assets associated with tax loss carry forwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance is established against such tax losses when management believes it is more likely than not that a portion may not be utilized. As of March 31, 2021, the Company’s accumulated tax losses of approximately $3,627,000 will expire from 2022 to 2026.

(e)	Changes in valuation allowance are as follows:

	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	4,607	4,203	4,235
Charged / (credited) to income tax expense	(404)	32	(1,038)

Balance, March 31	4,203	4,235	3,197

(f)	The actual income tax expense attributable to earnings for the fiscal years ended March 31, 2019, 2020 and 2021 differed from the amounts computed by applying the Hong Kong statutory tax rate in accordance with the relevant income tax law as a result of the following:

	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Income / (loss) before income taxes	(463)	398	1,157

Income tax (expense) / benefit on pretax income at statutory rate	55	(44)	(170)
Effect of different tax rates of subsidiaries operating in other jurisdictions	8	28	89
Profit not subject to income tax	9	18	44
Expenses not deductible for income tax purposes	(163)	(56)	(18)
Increase / (decrease) in valuation allowance	(404)	32	—
Tax effect of future temporary differences	—	—	(6)
Tax benefit from expected realization of tax loss	—	—	779
Tax losses not recognized	—	—	(280)
Utilization of tax losses	495	22	176

Total income tax benefit	—	—	614

The statutory rate of 8.25% or 16.5% used above is that of Hong Kong, where the Company’s main business is located.

(g)	The Company complies with ASC 740 and assessed the tax position during the fiscal year ended March 31, 2021 and concluded that the Company had no accrued penalties related to uncertain tax positions under accrued charges and deposits (2020: $nil).